Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Preliminary allocation of purchase price related to intangible assets and liabilities and weighted average amortization period
The allocation of purchase price related to tangible and intangible assets and liabilities and weighted average amortization period (in years) for each class of asset or liability for The Pointe, Hayden Ferry II, Hearst Tower, Hayden Ferry Lakeside III, IV and V, Westshore Corporate Center, 525 North Tryon, Phoenix Tower, Tempe Gateway and NASCAR Plaza is as follows (in thousands, except weighted average life):

	Amount	Weighted Average Life
Land	$43,600	N/A
Buildings	580,616	40
Tenant improvements	59,698	6
Lease commissions	21,207	6
Lease in place value	54,575	6
Above market leases	14,728	15
Below market leases	(18,979)	6
Other	3,001	3
Mortgage assumed	(58,694)	3
The allocation of purchase price related to intangible assets and liabilities and weighted average amortization period (in years) for each class of asset or liability for Tower Place 200 and the Deerwood Portfolio is as follows (in thousands, except weighted average life):

	Amount	Weighted Average Life
Land	$31,337	N/A
Buildings and garages	121,369	40
Tenant improvements	13,434	5
Lease commissions	6,056	4
Lease in place value	15,862	4
Above market leases	2,936	4
Below market leases	(5,735)	7

Pro forma results of operations
The unaudited pro forma effect on the Company's results of operations for the purchase of The Pointe, Hayden Ferry II, Hearst Tower, Hayden Ferry Lakeside III, IV and V, Westshore Corporate Center, 525 North Tryon, Phoenix Tower, Tempe Gateway and NASCAR Plaza as if the purchase had occurred on January 1, 2011 is as follows (in thousands, except per share data):

	Year Ended
	December 31
	2012	2011
Revenues	$274,698	$229,930
Net loss attributable to common stockholders	$(60,544)	$(162,291)
Basic net loss attributable to common stockholders	$(1.91)	$(7.55)
Diluted net loss attributable to common stockholders	$(1.91)	$(7.55)
The unaudited pro forma effect on the Company's results of operations for the purchase of Tower Place 200, the Deerwood Portfolio, the Tampa Fund II assets, and its investment in the US Airways Building as if the purchase had occurred on January 1, 2012 is as follows (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Revenues	$74,576	$62,470	$222,069	$174,653
Net income (loss) attributable to common stockholders	$(3,085)	$(4)	$(21,518)	$2,527
Basis and diluted net income (loss) per share attributable to common stockholders	$(0.04)	$(0.01)	$(0.34)	$0.09